CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements of profit or loss
Revenue	$ 4,732,869	$ 5,329,214	$ 5,954,833
Cost of sales	(3,445,284)	(3,910,378)	(3,722,749)
Gross profit	1,287,585	1,418,836	2,232,084
Other income	283,816	232,393	124,304
Distribution costs	(535,704)	(586,873)	(556,805)
Administrative expenses	(510,137)	(554,038)	(561,284)
Other expense	(182,883)	(203,698)	(95,880)
Other gains (losses)	0	21,674	14,213
Profit from operating activities	342,677	328,294	1,156,632
Finance income	29,449	32,582	20,895
Finance costs	(268,179)	(273,639)	(214,779)
Share of profit of associates and joint ventures accounted for using equity method	2,317	7,775	17,246
Gains (losses) on exchange differences on translation	(39,111)	(32,507)	(26,470)
Profit before income tax	67,153	62,505	953,524
Income Tax	(41,848)	(535)	(226,765)
Net Profit	25,305	61,970	726,759
Net profit attributable to
Net profit attributable to parent company	25,843	61,784	725,482
Net profit attributable to non-controlling interests	(538)	186	1,277
Net Profit	$ 25,305	$ 61,970	$ 726,759
Basic and diluted earnings per share (in U.S.$ per share)
Basic and diluted earnings per share from continuing operations	$ 0.2262	$ 0.5460	$ 6.4111
Basic and diluted earnings per share	$ 0.2262	$ 0.5460	$ 6.4111